Equity Method Investments (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Jan. 31, 2013 Janssen AI [Member] Subsequent Event [Member]	Dec. 31, 2012 Johnson & Johnson [Member]	Sep. 30, 2009 Johnson & Johnson [Member]	May 31, 2011 Proteostasis [Member]	Dec. 31, 2012 Proteostasis [Member]	Dec. 31, 2011 Proteostasis [Member]	Dec. 31, 2012 Elan Corp Plc share of losses of Jansen Ai [Member]	Dec. 31, 2011 Elan Corp Plc share of losses of Jansen Ai [Member]	Dec. 31, 2010 Elan Corp Plc share of losses of Jansen Ai [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Discontinued Operations [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Sep. 16, 2011 Alkermes Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Elan ownership percentage			30.00%		49.90%							24.00%						25.00%	6.00%		25.00%	25.00%
Funding commitment received with respect to collaboration	$ 400.0				$ 500.0	$ 57.6					$ 500.0
Elan and Johnson & Johnson maximum additional commitment	400.0				76.9				29.9	400.0
Unspent funding commitment						57.6
Excess of losses over investment					11.0	0
Asset impairment charge	117.3				678.9
Claim on Janssen AI book value (after adjusting for basis differences)					0	117.3
Difference between carrying amount and reported book value of net assets						185																300
Carrying value of equity method investment	14.0	675.8	209.0	235.0		130.6	209.0	235.0				20.0	14.0	17.3				528.6			528.6	528.6	527.9
Amortization expense recorded related to basis differences					13.3	50.9	26.0
Net loss in investment in associates	(221.8)	(81.1)	(26.0)		(218.5)	(78.4)	(26.0)						(3.3)	(2.7)	(87.9)							7.2	0.7
Initial funding commitment										500.0
Immaterial error from prior periods						27.5
Purchase of equity method investment		20.0										20.0
Ordinary shares																		31.90	7.75		31.90						31.90
Share price																		$ 16.57			$ 16.57						$ 16.57
Sale of ordinary shares																			76.00%
Ordinary shares																			24.15	24.15		24.15			7.75
Initial carrying value of available- for-sale investment																						126.5		126.5
Proceeds from sale of ordinary share	$ 380.9																		$ 380.9							$ 169.7